Note 6 - Operating Segments Reporting - Income by Operating Segment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Member
Income By Operating Segment Line Items
Net Interest Income	€ 14,592,000,000	€ 15,789,000,000	€ 15,285,000,000
GROSS INCOME	20,166,000,000	21,522,000,000	20,936,000,000
Net Income Operating Segment	11,079,000,000	11,368,000,000	10,883,000,000
Operating Profit Before Tax	5,248,000,000	7,046,000,000	7,565,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	(1,729,000,000)	(758,000,000)	704,000,000
Profit or loss attributable to owners of the parent	1,305,000,000	3,512,000,000	5,400,000,000
Spain [Member]
Income By Operating Segment Line Items
Net Interest Income	3,566,000,000	3,585,000,000	3,636,000,000
GROSS INCOME	5,567,000,000	5,674,000,000	5,906,000,000
Net Income Operating Segment	2,528,000,000	2,420,000,000	2,572,000,000
Operating Profit Before Tax	823,000,000	1,896,000,000	1,859,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	0	0	0
Profit or loss attributable to owners of the parent	652,000,000	1,436,000,000	1,450,000,000
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income	5,415,000,000	6,209,000,000	5,568,000,000
GROSS INCOME	7,025,000,000	8,034,000,000	7,193,000,000
Net Income Operating Segment	4,680,000,000	5,383,000,000	4,800,000,000
Operating Profit Before Tax	2,475,000,000	3,690,000,000	3,269,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	0	0	0
Profit or loss attributable to owners of the parent	1,761,000,000	2,698,000,000	2,367,000,000
Turkey [Member]
Income By Operating Segment Line Items
Net Interest Income	2,783,000,000	2,814,000,000	3,135,000,000
GROSS INCOME	3,573,000,000	3,590,000,000	3,901,000,000
Net Income Operating Segment	2,544,000,000	2,375,000,000	2,654,000,000
Operating Profit Before Tax	1,522,000,000	1,341,000,000	1,444,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	0	0	0
Profit or loss attributable to owners of the parent	563,000,000	506,000,000	567,000,000
South America [Member]
Income By Operating Segment Line Items
Net Interest Income	2,701,000,000	3,196,000,000	3,009,000,000
GROSS INCOME	3,225,000,000	3,850,000,000	3,701,000,000
Net Income Operating Segment	1,853,000,000	2,276,000,000	1,992,000,000
Operating Profit Before Tax	896,000,000	1,396,000,000	1,288,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	0	0	0
Profit or loss attributable to owners of the parent	446,000,000	721,000,000	578,000,000
Rest Of Business[Member]
Income By Operating Segment Line Items
Net Interest Income	291,000,000	236,000,000	224,000,000
GROSS INCOME	839,000,000	728,000,000	666,000,000
Net Income Operating Segment	372,000,000	249,000,000	195,000,000
Operating Profit Before Tax	280,000,000	222,000,000	207,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	0	0	0
Profit or loss attributable to owners of the parent	222,000,000	184,000,000	150,000,000
Corporate Center [Member]
Income By Operating Segment Line Items
Net Interest Income	(164,000,000)	(252,000,000)	(287,000,000)
GROSS INCOME	(63,000,000)	(353,000,000)	(430,000,000)
Net Income Operating Segment	(898,000,000)	(1,336,000,000)	(1,330,000,000)
Operating Profit Before Tax	(1,183,000,000)	(1,499,000,000)	(1,368,000,000)
Profit From Discontinued Operations/ Profit From corporate operation, net	(1,424,000,000)	(758,000,000)	1,337,000,000
Profit or loss attributable to owners of the parent	(2,339,000,000)	(2,032,000,000)	289,000,000
AdjustmentMember
Income By Operating Segment Line Items
Net Interest Income	0	0	0
GROSS INCOME	0	0	0
Net Income Operating Segment	0	0	0
Operating Profit Before Tax	435,000,000	0	866,000,000
Profit From Discontinued Operations/ Profit From corporate operation, net	(304,000,000)	0	(633,000,000)
Profit or loss attributable to owners of the parent	€ 0	€ 0	€ 0